Cover	Sep. 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2023
Entity File Number	001-40196
Entity Registrant Name	L Catterton Asia Acquisition Corp
Entity Central Index Key	0001841024
Entity Tax Identification Number	98-1577355
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 Marina View, Asia Square Tower 1
Entity Address, Address Line Two	#41-03
Entity Address, Country	SG
Entity Address, Postal Zip Code	018960
City Area Code	+65
Local Phone Number	6672 7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	LCAAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LCAA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LCAAW
Security Exchange Name	NASDAQ